Net income per ordinary share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted	The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Six Months Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	52,570,104	53,957,446	52,959,229	53,901,427
Effect of dilutive share options outstanding	458,463	491,671	731,909	454,278
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	53,028,567	54,449,117	53,691,138	54,355,705
        The reconciliation of net income attributable to the Group and net income attributable to the group (including NCI redemption amount) as used to calculate net income per ordinary share attributable to the Group is as follows:

	Three Months Ended		Six Months Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
	(in thousands)		(in thousands)
Net income attributable to the Group	$47,760	$91,857	$139,456	$180,154
Noncontrolling interest adjustment to redemption amount	—	—	(4,522)	—
Net income attributable to the Group (including NCI redemption adjustment)	$47,760	$91,857	$134,934	$180,154

	Three Months Ended		Six Months Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Net income per Ordinary Share attributable to the Group (including NCI redemption adjustment):
Basic	$0.91	$1.70	$2.55	$3.34
Diluted	$0.90	$1.69	$2.51	$3.31